Supplementary Financial Information (Schedule Of Quarterly Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplementary Financial Information [Abstract]
Operating revenues	$ 1,054	$ 912	$ 966	$ 857	$ 817	$ 792		$ 925		$ 828		$ 783		$ 2,883	$ 2,640	$ 3,552	$ 3,328	$ 3,118
Operating income	247	190	239	189	180	156		230		188		157		620	608	798	731	693
Net income	158	103	146	96	87	28	[1]	139	[1]	107	[1]	75	[1]	355	329	432	349	367
Pre-tax SARs expense																$ 2	$ 57

[1]	Fourth quarter 2012 reflects a $57 million pre-tax charge to expense associated with the SARs settlement (see Note 10).